Senior Notes And Subordinated Notes Redeemable (Detail) (Senior Notes)	May 19, 2013 8.25% Senior Notes due 2017	Apr. 29, 2013 8.25% Senior Notes due 2017	Apr. 03, 2013 9.25% Senior Notes due 2015	Sep. 20, 2012 9.25% Senior Notes due 2015	Dec. 30, 2012 2013 [Member] 8.25% Senior Notes due 2017	Dec. 30, 2012 2013 [Member] 9.25% Senior Notes due 2015	Dec. 30, 2012 2014 [Member] 8.25% Senior Notes due 2017	Dec. 30, 2012 2016 8.25% Senior Notes due 2017	Dec. 30, 2012 2017 8.25% Senior Notes due 2017	Dec. 30, 2012 2012 [Member] 9.25% Senior Notes due 2015	Sep. 20, 2012 2012 [Member] 9.25% Senior Notes due 2015
Senior Secured Notes [Line Items]
Redemption prices, percent of outstaniding principal	108.50%	108.50%	100.00%	102.313%	106.188%	100.00%	104.125%	102.063%	100.00%	102.313%	102.313%